Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Mar. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)	900,000,000	900,000,000
Ordinary shares, shares issued (in Shares)	37,068,205	37,044,475
Ordinary shares, shares outstanding (in Shares)	37,068,205	37,044,475
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)